ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The table below presents the allocation of the total consideration to tangible and intangible assets acquired
 and
 liabi
l
ities assumed from the acquisition of PPI based on the respective fair values as of August 1, 2019:

Cash and cash equivalents	$4,299
Accounts receivable	30,719
Inventories	45,491
Other current assets	135
Property and equipment	2,544
Operating lease right-of-use assets	19,072
Goodwill	9,884
Intangibles	19,000
Other assets	299
Accounts payable	(11,079)
Accrued expenses and other current liabilities	(13,038)
Operating lease liabilities, net of current portion	(14,100)

Total	$93,226